CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME
Interest and fees on loans	$ 25,736,169	$ 21,412,469
Interest and dividends on securities:
Taxable interest and dividends	3,279,367	2,744,643
Tax-exempt interest	2,140,084	2,040,412
Interest on federal funds sold	62,244	50,689
Interest on deposits in banks	100,169	82,716
Total interest income	31,318,033	26,330,929
INTEREST EXPENSE
Interest on time deposits of $100,000 or more	698,580	1,050,138
Interest on other deposits	1,601,024	2,016,490
Interest on borrowed funds	617,654	1,069,988
Total interest expense	2,917,258	4,136,616
Net interest income	28,400,775	22,194,313
Provision for loan losses	1,075,983	1,228,016
Net interest income after provision for loan losses	27,324,792	20,966,297
OTHER INCOME
Service charges on deposit accounts	3,979,159	3,431,579
Other service charges and fees	2,187,229	2,426,759
Bank owned life insurance income	152,294	170,918
Loss on sale of other real estate	(76,532)	(55,426)
Other	841,147	349,922
Total other income	7,083,297	6,323,752
OTHER EXPENSE
Salaries	12,216,098	10,059,380
Employee benefits	2,638,558	1,941,330
Occupancy	2,351,009	1,797,347
Furniture and equipment	1,568,113	1,435,153
Supplies and printing	455,443	425,086
Professional and consulting fees	2,433,111	746,941
Marketing and public relations	451,018	329,362
FDIC and OCC assessments	766,503	681,540
Other	5,285,148	4,747,764
Total other expense	28,165,001	22,163,903
Income before income taxes	6,243,088	5,126,146
Income taxes	1,603,593	1,077,379
Net income	4,639,495	4,048,767
Preferred dividends and stock accretion	424,428	424,428
Net income applicable to common stockholders	$ 4,215,067	$ 3,624,339
Net income per share:
Basic	$ 1.07	$ 1.31
Diluted	$ 1.06	$ 1.29
Net income applicable to common stockholders:
Basic	$ 0.98	$ 1.17
Diluted	$ 0.96	$ 1.16